Business Combinations (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Subsidiary Acquired
	Principal Activity	Date of Acquisition	Proportion of Voting Equity Interests Acquired (%)	Consideration Transferred
				NT$	US$ (Note 4)

SPIL	Engaged in the assembly, testing and turnkey services of integrated circuits	April 30, 2018	100.00	$168,440,585
AMPI	Engaged in the manufacturing of integrated circuit	April 30, 2019	50.97	$250,000
ASEEE	Engaged in the production of embedded substrate	April 26, 2019	51.00	-

Summary of Assets Acquired and Liabilities Assumed at the Date of Acquisition
c.	Assets acquired and liabilities assumed at the date of acquisition

	SPIL	AMPI	ASEEE	USIPL	FAFG
	NT$	NT$	NT$	NT$	NT$	US$ (Note 4)

Assets
Cash and cash equivalents	$20,088,970	$349,496	$23,197	$108,718	$2,349,164	$83,660
Trade and other receivables	15,840,649	371,144	5,732	58,713	4,434,296	157,917
Inventories	5,693,644	403,887	11,033	229	4,763,237	169,631
Property, plant and equipment	81,985,622	683,207	1,361,572	525,048	1,730,783	61,637
Intangible assets	31,354,386	128,900	290,757	11,704	642,838	22,893
Others	24,945,922	237,766	317,888	99,112	1,798,564	64,051
Liabilities
Trade and other payables	(19,755,598)	(224,295)	(133,278)	(217,887)	(4,575,720)	(162,953)
Borrowings and bonds payables	(24,157,174)	(951,519)	(1,371,395)	(190,737)	(356,417)	(12,693)
Others	(3,963,201)	(148,723)	(290,273)	(63,708)	(2,588,277)	(92,175)

Fair value of identifiable net assets acquired	$132,033,220	$849,863	$215,233	$331,192	$8,198,468	$291,968

Summary of Goodwill Recognized on Acquisition
e.	Goodwill recognized on acquisitions

	SPIL	AMPI	ASEEE	USIPL	FAFG
	NT$	NT$	NT$	NT$	NT$	US$ (Note 4)

Consideration transferred	$168,440,585	$250,000	$-	$313,057	$12,829,372	$456,887
Add: Fair value of investments previously owned	-	315,925	117,609	-	-	-
Add: Non-controlling interests	3,582,866	416,716	105,464	142,494	(5,635)	(201)
Less: Fair value of identifiable net assets acquired	(132,033,220)	(849,863)	(215,233)	(331,192)	(8,198,468)	(291,968)

Goodwill recognized on acquisition	$39,990,231	$132,778	$7,840	$124,359	$4,625,269	$164,718

Summary of Net Cash Outflow on Acquisition of Subsidiaries
f.	Net cash outflow (inflow) on acquisition of subsidiaries

	SPIL	AMPI	ASEEE	USIPL	FAFG
	NT$	NT$	NT$	NT$	NT$	US$ (Note 4)

Consideration paid in cash	$168,440,585	$250,000	$-	$313,057	$11,094,802	$395,114
Less: Payable for consideration representing the ordinary shares originally held by ASE	(53,109,760)	-	-	-	-	-
Less: Cash and cash equivalent acquired	(20,088,970)	(349,496)	(23,197)	(108,718)	(2,349,164)	(83,660)

Net cash outflow (inflow) on acquisition of subsidiaries	$95,241,855	$(99,496)	$(23,197)	$204,339	$8,745,638	$311,454

Summary of Impact of Acquisitions by Comprehensive Income
g.	Impact of acquisitions on the results of the Group

The results of operations since the acquisition date were included in the consolidated statements of comprehensive income and were as follows:

	SPIL (For the Period from April 30, 2018 through December 31, 2018)	AMPI (For the Period from April 30, 2019 through December 31, 2019)	ASEEE (For the Period from April 26, 2019 through December 31, 2019)	USIPL (For the Period from October 31, 2019 through December 31, 2019)	FAFG (For the Period from December 1, 2020 through December 31, 2020)
	NT$	NT$	NT$	NT$	NT$	US$ (Note 4)

Operating revenue	$61,247,727	$704,243	$(1,159)	$39,080	$2,043,440	$72,772
Net profit (loss)	$7,627,382	$(217,163)	$(469,598)	$(11,995)	$91,179	$3,247

Summary of Consideration Transferred in business combination

b.	Consideration Transferred

	SPIL	AMPI	ASEEE	USIPL	FAFG
	NT$	NT$	NT$	NT$	NT$	US$ (Note 4)

Cash	$168,440,585	$250,000	$-	$313,057	$10,800,558	$384,635
Equity instrument issued	-	-	-	-	1,734,570	61,772
Contingent consideration arrangement	-	-	-	-	294,244	10,479

Fair value of identifiable net assets acquired	$168,440,585	$250,000	$-	$313,057	$12,829,372	$456,886